Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Schedule Of Changes In Carrying Amount Of Goodwill

	CRM/NMD	CV/AF	Total
Balance at January 2, 2010	$1,218,329	$787,522	$2,005,851
AGA Medical	—	880,679	880,679
LightLab Imaging	—	40,543	40,543
Foreign currency translation and other	12,791	15,738	28,529
Balance at January 1, 2011	$1,231,120	$1,724,482	$2,955,602
AGA Medical	—	(2,995)	(2,995)
Foreign currency translation and other	3,965	(3,635)	330
Balance at December 31, 2011	$1,235,085	$1,717,852	$2,952,937

Schedule Of Carrying Amount Of Other Intangible Assets And Related Accumulated Amortization

	December 31, 2011		January 1, 2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization

Definite-lived intangible assets:
Purchased technology and patents	$922,409	$275,831	$910,035	$208,362
Customer lists and relationships	47,745	25,433	184,327	100,608
Trademarks and tradenames	24,171	7,556	24,370	7,431
Licenses, distribution agreements and other	6,283	4,575	6,170	4,511
	$1,000,608	$313,395	$1,124,902	$320,912

Indefinite-lived intangible assets:
Acquired IPR&D	$120,000		$134,270
Trademarks and tradenames	48,800		48,800
	$168,800		$183,070

Schedule Of Expected Future Amortization Expense For Amortizable Intangible Assets

	2012	2013	2014	2015	2016	After 2016
Amortization expense	$ 81,361	$ 80,351	$ 79,281	$ 78,939	$ 78,750	$ 326,504